Trading assets and liabilities - Cash collateral - netted (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2022	Dec. 31, 2021
Cash collateral - netted
Cash collateral paid	SFr 11,924	SFr 17,869
Cash collateral received	8,754	12,056
Cash collateral - not netted
Cash collateral paid	7,723	7,659
Cash collateral received	2,036	5,533
Bank
Cash collateral - netted
Cash collateral paid	11,924	17,869
Cash collateral received	9,604	12,056
Cash collateral - not netted
Cash collateral paid	7,723	7,659
Cash collateral received	SFr 2,079	SFr 5,533